Earnings per share	3 Months Ended
Mar. 31, 2021
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share

Basic earnings per share have been calculated by dividing the profit attributable to equity holders by the average number of outstanding shares.

Diluted earnings per share for the three-month period ended March 31, 2021 have been calculated considering the potential issuance of 3,347,305 shares on the settlement of the Green Exchangeable Notes (Note 14). Diluted earnings per share equal basic earnings per share for the three-month period ended March 31, 2020.

Item	For the three-month period ended March 31,
	2021	2020
	($ in thousands)
Loss attributable to Atlantica	(19,172)	(40,511)
Loss from continuing operations attributable to Atlantica	(19,652)	(40,511)
Average number of ordinary shares outstanding (thousands) - basic	110,386	101,602
Average number of ordinary shares outstanding (thousands) - diluted	113,733	101,602
Earnings per share for the period (U.S. dollar per share) - basic	(0.17)	(0.40)
Earnings per share for the period (U.S. dollar per share) - diluted	(0.17)	(0.40)
Earnings per share for the period from continuing operations (U.S. dollar per share) - basic	(0.18)	(0.40)
Earnings per share for the period from continuing operations (U.S. dollar per share) - diluted	(0.17)	(0.40)